Rights of use of assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Rights of use of assets and lease liabilities
Schedule of the composition of the rights of the groups assets
	06.30.2026	06.30.2025
Farmland	143,242	138,376
Convention center	5,044	5,911
Offices, shopping malls and other buildings	18,367	13,511
Machinery and equipment	4,729	5,178
Right-of-use assets	171,382	162,976
Non-current	171,382	162,976
Total	171,382	162,976

Schedule of changes in the groups rights of use
	06.30.2026	06.30.2025
Beginning of the year	162,976	148,926
Additions	49,411	43,291
Incorporation by business combination (i)	-	12,795
Disposals	(387)	(13,273)
Depreciation charges	(38,317)	(36,897)
Currency translation adjustment	(2,460)	(5,885)
Remeasurement	159	14,019
End of the year	171,382	162,976

Schedule of depreciation charge for rights of use
	06.30.2026	06.30.2025	06.30.2024
Farmland	31,963	29,027	29,216
Convention center	867	1,052	1,104
Offices, shopping malls and other buildings	3,485	2,480	2,336
Machinery and equipment	2,002	4,338	1,473
Depreciation charge of right-of-use assets (i)	38,317	36,897	34,129

Schedule of other charges to income related to rights of use
	06.30.2026	06.30.2025	06.30.2024
Interest on lease liabilities	(3,236)	(2,375)	(3,623)
Results from short-term leases	(1,631)	(1,267)	(958)
Results from variable leases not recognized as lease liabilities	(9,292)	(18,283)	(11,481)
Gain from lease modification	-	2,647	-

Schedule of composition of groups lease liabilities
	06.30.2026	06.30.2025
Farmland	146,725	148,159
Convention center	2,613	3,084
Offices, shopping malls and other buildings	11,814	9,423
Lease liabilities	161,152	160,666
Non-current	111,476	118,119
Current	49,676	42,547
Total	161,152	160,666